NUVEEN DIVIDEND VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED MARCH 19, 2019

TO THE PROSPECTUS DATED FEBRUARY 28, 2019

1.

Effective immediately, Derek M. Sadowsky is no longer a portfolio manager for Nuveen Dividend Value Fund and Evan F. Staples is added as a portfolio manager for the fund. David A. Chalupnik will continue to serve as a portfolio manager for the fund.

2.

Effective immediately, James A. Diedrich and Harold R. Goldstein are no longer portfolio managers for Nuveen Mid Cap Growth Opportunities Fund and Gregory J. Ryan is added as the portfolio manager for the fund.

3.

Effective immediately, Mark A. Traster is no longer a portfolio manager for Nuveen Small Cap Select Fund and Jon A. Loth is added as a portfolio manager for the fund. Gregory J. Ryan will continue to serve as a portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MF1P-0319P

NUVEEN DIVIDEND VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED MARCH 19, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

1.

Effective immediately, Derek M. Sadowsky is no longer a portfolio manager for Nuveen Dividend Value Fund and Evan F. Staples is added as a portfolio manager for the fund. David A. Chalupnik will continue to serve as a portfolio manager for the fund.

2.

Effective immediately, James A. Diedrich and Harold R. Goldstein are no longer portfolio managers for Nuveen Mid Cap Growth Opportunities Fund and Gregory J. Ryan is added as the portfolio manager for the fund.

3.

Effective immediately, Mark A. Traster is no longer a portfolio manager for Nuveen Small Cap Select Fund and Jon A. Loth is added as a portfolio manager for the fund. Gregory J. Ryan will continue to serve as a portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-MF1SAI-0319P